Warranty - Schedule of Company's Warranty Accruals (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 76	$ 68	$ 75
Expense, net	43	46	32
Settlements	(46)	(38)	(37)
Acquisitions [note 6]	17
Foreign exchange and other	4		(2)
Balance, end of year	$ 94	$ 76	$ 68